UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tryphon Capital Advisers, Inc.

Address:  129 Chester Ave
          Moorestown, New Jersey 08057


13F File Number:  028-12952


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Dean Tripolitis
Title:    Trader
Phone:    (856) 231-1500


Signature, Place and Date of Signing:

/s/ Dean Tripolitis          Moorestown, New Jersey            August 14, 2009
-----------------------     -------------------------     ---------------------
      [Signature]                 [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:    NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          42


Form 13F Information Table Value Total:     $42,493
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F        File Number Name
---     ---------       -------------------------------
1.      028-12952

 						   FORM 13F INFORMATION TABLE
                           Holdings Report by Fund, Security Description, Position, Security Description
                                                   Tryphon Capital Advisers, Inc.
                                                          March 31, 2009
COLUMN 1                         COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COULMN 8
                                                           VALUE    SHRS OR   SH/ PUT/   INVESTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP       (x$1000)  PRN AMT   PRN CALL   DISCRETN   MANAGERS     SOLE    SHARED NONE
ABBOTT LABS                      COM        002824100          994            21124SH              SOLE
ABIOMED INC                      COM        003654100          382            43222SH              SOLE
AETERNA LAB                      COM        007975204           29            16789SH              SOLE
ALEXION PHARMACEUTICALS INC      COM        015351109          655            15922SH              SOLE
ALLOS THERAPEUTICS INC           COM        019777101          415            50206SH              SOLE
ALPHATEC HOLDINGS                COM        02081G102           44            13354SH              SOLE
ATHENAHEALTH INC                 COM        04685W103          187             5074SH              SOLE
AUXILIUM PHARMACEUTICALS INC     COM        05334D107          763            24293SH              SOLE
BAXTER INTL INC                  COM        071813109         3294            62183SH              SOLE
BOSTON SCIENTIFIC CORP           COM        101137107          632            62323SH              SOLE
BRISTOL MYERS SQUIBB CO          COM        110122108          443            21843SH              SOLE
COGNIZANT TECHNOLOGY SOLUTIO     CL A       192446102         2342            87695SH              SOLE
COUGAR BIO                       COM        222083107         1473            34277SH              SOLE
DR REDDYS LABS LTD               ADR        256135203         1649            97294SH              SOLE
EDWARDS LIFESCIENCES CORP        COM        28176E108         2412            35459SH              SOLE
EXACTECH INC                     COM        30064E109          121             8400SH              SOLE
GILEAD SCIENCES INC              COM        375558103         1066            22760SH              SOLE
HEALTH NET INC                   COM        42222G108          493            31735SH              SOLE
HUMANA INC                       COM        444859102         2832            87788SH              SOLE
ILLUMINA INC                     COM        452327109         2484            63788SH              SOLE
IMMUNOGEN INC                    COM        45253H101           87            10145SH              SOLE
INCYTE CORP                      COM        45337C102          550           167164SH              SOLE
K V PHARMACEUTICAL CO            CL A       482740206          567           176351SH              SOLE
LIFE TECHNOLOGIES CORP           COM        53217V109         1350            32357SH              SOLE
MAGELLAN HEALTH SVCS INC         COM NEW    559079207          862            26279SH              SOLE
MCKESSON CORP                    COM        58155Q103          530            12047SH              SOLE
MICROMET INC                     COM        59509C105          795           159708SH              SOLE
MYRIAD GENETICS INC              COM        62855J104         1340            37592SH              SOLE
MYRIAD PHARMACEUTICALS INC       COM        62856H107          196            42030SH              SOLE
NOVO-NORDISK A S                 ADR        670100205          294             5400SH              SOLE
NUVASIVE INC                     COM        670704105         1427            31986SH              SOLE
PAREXEL INTL CORP                COM        699462107          706            49080SH              SOLE
PHARMAXIS LTD                    SPON GDR   71715J105          326            10520SH              SOLE
SEATTLE GENETICS INC             COM        812578102          673            69143SH              SOLE
ST JUDE MED INC                  COM        790849103         2422            58917SH              SOLE
SUCAMPO PHARMACEUTICALS INC      CL A       864909106          484            78371SH              SOLE
TECHNE CORP                      COM        878377100         1424            22320SH              SOLE
TEVA PHARMACEUTICAL INDS LTD     ADR        881624209         1004            20336SH              SOLE
THORATEC CORP                    COM NEW    885175307         1121            41865SH              SOLE
VOLCANO CORP                     COM        928645100         1159            82905SH              SOLE
WELLPOINT INC                    COM        94973V107         1017            20000SH              SOLE
WYETH                            COM        983024100         1449            31927SH              SOLE

